Related parties	12 Months Ended
Mar. 31, 2026
Related Party [Abstract]
Related parties	Related parties
(1)Related party transactions
Below are the related-party balances as of March 31, 2025 and 2026:

(Unit： In millions)
Type of related party	Name of related party	Detail of transaction	Outstanding balance as of
			March 31, 2025	March 31, 2026
Subsidiaries of parent company	Monex Finance Corporation	Borrowing(3) (4)	751	2,524
Associates of parent company	Monex, Inc.	Partnership program revenue	5	3
Below is the related-party transaction impact on the consolidated statements of profit or loss and other comprehensive income for the year ended March 31, 2024, 2025 and 2026:

(Unit： In millions)
Type of related party	Name of related party	Detail of transaction	For the fiscal year ended March 31,
			2024	2025	2026
Parent company	Monex Group, Inc.	Business management service fee(2)	¥458	¥397	¥—
Subsidiaries of parent company	Monex Finance Corporation	Interest expense	—	21	144
Associates of parent company	Monex, Inc.	Transaction revenue(1)	847	6,396	8,314
		Cost of sales(1)	844	6,377	8,555
		Partnership program revenue	26	42	42
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(1) Certain of Coincheck’s related parties purchase or sell crypto assets on Coincheck’s Marketplace platform. The transactions for the years ended March 31, 2024, 2025 and 2026 were made on terms equivalent to those that prevail in arm’s-length transactions. The Company recognized the corresponding transaction revenue amounting to ¥847 million, ¥6,396 million and ¥8,314 million for the years ended March 31, 2024, 2025 and 2026, respectively.
(2) Business management service fee represents the consideration for guidance and support on general management and other consulting services provided by Monex, the parent company of Coincheck (prior to the Business Combination). The services included support on registration of cryptocurrency exchange business and negotiation with the Financial Services Agency necessary for continuing registration, assistance in cyber security risk management, and maintaining relationships with relevant financial institutions. According to the business management service fee agreement, the consideration was calculated based on 5% of Coincheck’s total revenue net of cost of sales (variable fees). This agreement was terminated in November 2024.
(3) Coincheck entered into a line of credit of ¥6,000 million and ¥5,000 million with Monex Finance Corporation, with aggregate commitments as of March 31, 2025 and 2026, respectively. There is no outstanding balance under this arrangement as of March 31, 2025 and 2026, respectively. The interest rate under this was 1.75% for the year ended March 31, 2024, 2025 and 2026, respectively. On September 1, 2025, Coincheck entered into a ¥500 million subordinated loan with Monex Finance Corporation. The loan carries a fixed interest rate of 9.5% and has a maturity date of September 30, 2027.
(4) Coincheck Parent entered into a line of credit contract for ¥2,554 million ($16 million, denominated in U.S.dollars), as debtor, with Monex Finance Corporation for the purpose of operating capital as of March 31, 2025 and 2026, respectively. The balance outstanding under this was ¥751 million and ¥2,024 million as of March 31, 2025 and 2026, respectively. The interest rate under this was 5.69% and 5.92% for the years ended March 31, 2025 and 2026, respectively.
(2)Compensation for the Company’s key management personnel
Key management personnel are defined as the managing directors and officers, and audit committee members and audit and supervisory board members of the Company.
The compensations for key management personnel are as follows:

	For the fiscal year ended March 31,
(In millions)	2024	2025	2026
Short-term employee benefits	¥66	¥291	¥353
Termination benefits	—	—	282
Share-based payments	—	—	283
Total	¥66	¥291	¥918
(3)Subsidiaries
As of March 31, 2026, the Company had eighteen consolidated subsidiaries, compared to six as of March 31, 2025, as a result of M1 GK being merged into Coincheck, and the Aplo acquisition and the 3iQ acquisition for the fiscal year ended March 31, 2026. The following is a list of the Company’s significant consolidated subsidiaries as of March 31, 2026.

Name of subsidiary	Place of incorporation and operation	Contents of business	Percentage of voting rights held by the Company
Coincheck, Inc.	Japan	Provides end-to-end crypto asset exchange services and operates a multi-cryptocurrency marketplaces.	100%
CCG Administrative Services, Inc.	US	Provides certain administrative services for Coincheck Group N.V.	100%
Next Finance Tech Co., LTD.	Japan	Provides staking service.	100%
Aplo SAS	France	Provides a digital asset prime brokerage that serves institutional crypto investors	100%
3iQ Digital Holdings, Inc.	Canada	Holding company of 3iQ Corp.	99.8%
3iQ Corp	Canada	Investment fund manager of funds listed in Canada	99.8%